Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 369,452	¥ 404,510
Fair value, Financial liabilities	348,196	377,423
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(21,256)	(27,087)
Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	369,452	404,510
Fair value, Financial liabilities	348,196	377,423
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (21,256)	¥ (27,087)